Due to a Shareholder	12 Months Ended
Jun. 30, 2015
Related Party Transactions Due To Shareholder Disclosure [Abstract]
Related Party Transactions Due To Shareholder Disclosure [Text Block]	Note 9 - Due to a Shareholder The amount due to a shareholder was unsecured, interest free and has no fixed repayment date.